Income tax expense (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Special withholding tax rate to which dividends paid by PRC enterprises to their foreign non-resident enterprise investors	10.00%
Operating Loss Carryforwards	¥ 83.0
Operating Loss Carryforwards Expiration Year	The losses carried forward will expire during the period from 2019 to 2023.
Unified statutory income tax rate under current EIT law	25.00%
High And New Technology Enterprise [Member]
A preferential enterprise income tax rate	15.00%
HONG KONG
Corporate Income Tax Rate	16.50%
Special Withholding Tax Rate For Dividends	5.00%
CHINA
Undistributed Earnings, Basic	¥ 2,840.0	¥ 2,790.0